Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation
Schedule of fair value assumptions for options granted to employees
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Average risk-free rate	2.74%	—	1.09%~1.27%
Weighted average expected option life	6 years	—	5.75 years
Volatility rate	70%	—	80.5%
Dividend	—	—	—

(1)         The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)         The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)         The Company has no history or expectation of paying dividends on its ordinary shares.

(4)         The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

Schedule of information with respect to share options outstanding
	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337
Granted	—	—	—	—
Forfeited	(371,750)	4.41	—	—
Exercised	(773,250)	4.55	—	—
Outstanding at December 31, 2011	2,690,650	6.71	7.17	—
Granted	2,207,000	1.40		—
Forfeited	(540,600)	4.60		—
Exercised	—	—
Outstanding at December 31, 2012	4,357,050	4.28	7.62	—
Exercisable at December 31, 2012	1,662,850	7.79	5.85	—

Schedule of information with respect to RSUs outstanding
	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2010	2,428,000	4.90
Granted	880,000	5.87
Vested	(587,500)	4.80
Forfeited	(227,500)	6.00
Nonvested at December 31, 2011	2,493,000	5.17
Granted	90,000	0.79
Vested	(95,000)	5.92
Forfeited	(50,000)	5.85
Nonvested at December 31, 2012	2,438,000	4.97